Investments (Details) - Schedule of group financial investments - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]	$ 2,677	$ 2,934
Quoted bonds		470,696	418,445
Quoted funds and alternative investments		12,123	14,377
Quoted equities		23,050	27,883
Unquoted equities	[2]	7,205	7,046
Expected credit losses and impairment		(450)	(463)
Total		515,301	470,222
Amortized cost [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]	2,677	2,934
Quoted bonds
Quoted funds and alternative investments
Quoted equities
Unquoted equities	[2]
Expected credit losses and impairment		(450)	(463)
Total		2,227	2,471
Fair value through other comprehensive income [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]
Quoted bonds		470,696	418,445
Quoted funds and alternative investments
Quoted equities		9,783	13,721
Unquoted equities	[2]	7,205	7,046
Expected credit losses and impairment
Total		487,684	439,212
Fair value through profit or loss [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]
Quoted bonds
Quoted funds and alternative investments		12,123	14,377
Quoted equities		13,267	14,162
Unquoted equities	[2]
Expected credit losses and impairment
Total		$ 25,390	$ 28,539

[1]	The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ’Specialized Investment Compound Co.’ a local company based in Jordan which had an original maturity date of 22 February 2016. However, this company is currently under liquidation, due to which 85% of the original bond holdings with a nominal value amounting to USD 1,236 thousand were not paid on that maturity date.
[2]	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,802 thousand (31 December 2021: USD 6,614 thousand) and USD 403 thousand (31 December 2021: USD 432 thousand). As at 30 June 2022 and 31 December 2021, the Group has measured the fair value of the unquoted investment valued at USD 6,802 thousand (31 December 2021: USD 6,614 thousand) by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.